STOCK REPURCHASE PROGRAM (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	May. 31, 2015
STOCK REPURCHASE PROGRAM [Abstract]
Share repurchase program, shares authorized				500,000
Repurchased of shares ordinary shares	73,169
Payment for repurchase of common share	$ 58,735